THE WRIGHT MANAGED EQUITY TRUST
                         THE WRIGHT MANAGED INCOME TRUST

           SUPPLEMENT TO COMBINED STATEMENT OF ADDITIONAL INFORMATION
                                       Of
                  The Wright Managed Equity Trust on behalf of
                     Wright Selected Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund
                                  (the "funds")

                  The Wright Managed Income Trust on behalf of
                           Wright Current Income Fund
                          Wright Total Return Bond Fund
                                  (the "funds")


                                dated May 1, 2008

As of the date of this supplement, Atlantic Fund Administration, LLC , P.O. Box 588, Portland,ME 04112 is the funds' transfer agent. See the Shareholder Manual for more information. Any reference to the funds' transfer agent in the above referenced Statement of Additional Information is hereby replaced accordingly.

June 16, 2008